LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
LOSS BEFORE INCOME TAXES CLASSIFIED BY NATURE
Revenue	€ 102,001	€ 93,519
Cost of revenue	(47,956)	(43,580)
Gross Profit	54,045	49,939
Salaries and subcontractors	(22,984)	(22,887)
Share based compensation	(809)	(2,055)
Total employee costs	(23,793)	(24,942)
Depreciation and amortization	(16,894)	(13,067)
IT and hosting	(4,945)	(4,176)
Professional fees	(5,979)	(3,086)
Corporate costs	(558)	(538)
Sales and marketing	(1,807)	(2,040)
Bad debt recovery (expense)	(438)	376
Travel and entertainment	(1,065)	(891)
Transaction and acquisition costs	(162)
Other operational costs	(2,154)	(2,460)
Selling, General and Administrative Expenses	(57,795)	(50,824)
(Loss) on remeasurement of derivative liability	(94)	(47)
Gain on settlement of convertible debt	169	595
Gain (Loss) on remeasurement of deferred consideration	132	(440)
Operating Loss	(3,543)	(777)
Accretion on liabilities	(1,726)	(1,940)
Foreign exchange gain (loss)	(405)	67
Interest and financing fees	(1,026)	(276)
Net Interest Expense and Other Financing Charges	(3,157)	(2,149)
Loss Before Income Taxes	€ (6,700)	€ (2,926)